  SUPPLEMENT DATED NOVEMBER 17, 1997 TO THE PROSPECTUSES, AS SUPPLEMENTED TO
                                   DATE, OF

                              SIERRA TRUST FUNDS,
                            (dated October 31, 1997)
                      SIERRA ASSET MANAGEMENT PORTFOLIOS,
                            (dated October 31, 1997)
                           SIERRA PRIME INCOME FUND,
                           (dated February 14, 1996)
                                      AND
                           THE SIERRA VARIABLE TRUST
                              (dated May 1, 1997)


The Prospectuses referred to above are amended and supplemented as follows:

         On October 27-28, 1997, each Trust's Board of Trustees approved various aspects of a proposed consolidation and restructuring involving the funds of the Sierra Trust Funds ("STF"), Sierra Asset Management Portfolios ("SAMP"), Sierra Prime Income Fund ("SPIF") and The Sierra Variable Trust ("SVT") (collectively, the "Sierra Funds") and the mutual funds managed by Composite Research & Management Co. ("Composite"), an affiliate of Sierra Capital Management Corporation. The Boards approved, subject to shareholder approval, the appointment of Composite as the new investment adviser for the "Continuing Sierra Funds," i.e., all the Sierra Funds other than STF U.S. Government Fund, STF Corporate Income Fund, STF Growth and Income Fund, STF Global Money Fund, STF U.S. Government Money Fund, STF National Municipal Fund and STF Short Term Global Government Fund, and SVT Short Term Global Government Fund. The Boards also approved the reappointment of the subadvisors for the Growth, Emerging Growth and International Growth Funds of both STF and SVT, SPIF, and the STF California Municipal, STF California Insured Intermediate Municipal, and STF Florida Insured Municipal Funds. As to the other Continuing Sierra Funds, Composite would manage the portfolio of each Fund without a subadvisor.

         The relevant Boards also approved, subject to shareholder approval, the reorganizations of the STF and SVT Short Term Global Government Funds with and into the STF and SVT Short Term High Quality Bond Funds, respectively.

         The STF Board also approved, subject to shareholder approval, the reorganizations of the STF U.S. Government Fund, STF Corporate Income Fund, STF Growth and Income Fund, STF Global Money Fund, STF U.S. Government Money Fund, and STF National Municipal Fund with and into various funds managed by Composite (the "Composite Funds") as follows:

-------------------------------------------------------------------------------------------------------
 SIERRA TRUST FUNDS                                           COMPOSITE FUNDS
-------------------------------------------------------------------------------------------------------
 U. S. Government Fund            reorganized with and        Composite U.S. Government Securities Fund
                                  into
-------------------------------------------------------------------------------------------------------
 Corporate Income Fund            reorganized with and        Composite Income Fund
                                  into
-------------------------------------------------------------------------------------------------------
 Growth and Income Fund           reorganized with and        Composite Growth & Income Fund
                                  into
-------------------------------------------------------------------------------------------------------
 Global Money Fund                reorganized with and        Composite Money Market Fund
                                  into
-------------------------------------------------------------------------------------------------------
 U.S. Government Money Fund       reorganized with and        Composite Money Market Fund
                                  into
-------------------------------------------------------------------------------------------------------
 National Municipal Fund          reorganized with and        Composite Tax-Exempt Bond Fund
                                  into
-------------------------------------------------------------------------------------------------------

         Shareholder meetings have been called for December 23, 1997. Among other things, shareholders of each Sierra Fund will also be asked to elect a board of trustees consisting of the current independent trustees of the Sierra Funds and all the current directors of the Composite Funds. If approved by shareholders, the foregoing reorganizations and changes of investment adviser would be put into effect at the end of December 1997, or shortly thereafter.

         It is anticipated that the proposed consolidation of the Sierra Funds with the Composite Funds will result in a single, integrated mutual fund complex. For further information about the proposed consolidation of the Sierra Funds, please call 1-800-222-5852.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



             SIERRA TRUST FUNDS
     SIERRA ASSET MANAGEMENT PORTFOLIOS
           SIERRA PRIME INCOME FUND                    THE SIERRA VARIABLE TRUST
               P.O. BOX 5118                          9301 CORBIN AVENUE, SUITE 333
     WESTBORO, MASSACHUSETTS 01581-5118               NORTHRIDGE, CALIFORNIA  91324





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